Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangibles assets and goodwill

19. Intangibles assets and goodwill

a) Composition of intangible assets and goodwill

(i) Intangible assets

	2025			2024
	Cost	Accumulated amortization	Net value	Cost	Accumulated amortization	Net value

Intangibles related to acquisitions	138,280	(78,967)	59,313	137,318	(58,705)	78,613
Internally developed intangibles	615,295	(123,344)	491,951	313,983	(54,136)	259,847
Other intangibles	77,260	(26,855)	50,405	29,737	(20,581)	9,156
Total	830,835	(229,166)	601,669	481,038	(133,422)	347,616

(ii) Goodwill

	2025	2024
	Goodwill

Acquisition of Nu Investimentos	348,276	353,405
Other acquisitions	61,095	60,882
Total	409,371	414,287

b) Changes on intangibles assets and goodwill

	2025
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Internally developed intangible	Other Intangibles	Total Intangibles

Balance at beginning of the year	414,287	78,613	259,847	9,156	347,616
Additions	189	962	285,670	44,467	331,099
Disposals	—	—	(55,708)	(4)	(55,712)
Amortization	—	(17,763)	(62,503)	(3,838)	(84,104)
Effect of changes in exchange rates (OCI)	(5,105)	(2,499)	64,645	624	62,770
Balance at end of the year	409,371	59,313	491,951	50,405	601,669

	2024
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Internally developed intangible	Other Intangibles	Total Intangibles

Balance at beginning of the year	397,538	61,634	224,698	9,549	295,881
Additions	44,610	27,825	154,583	7,860	190,268
Disposals	-	-	(24,748)	(1,864)	(26,612)
Amortization	-	(13,320)	(37,607)	(5,157)	(56,084)
Effect of changes in exchange rates (OCI)	(27,861)	2,474	(57,079)	(1,232)	(55,837)
Balance at end of the year	414,287	78,613	259,847	9,156	347,616

	2023
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Internally developed intangible	Other Intangibles	Total Intangibles

Balance at beginning of the year	397,397	78,047	84,137	19,980	182,164
Additions	-	-	165,115	45	165,160
Disposals	-	-	(23,463)	(1,369)	(24,832)
Amortization	-	(14,784)	(13,949)	(9,880)	(38,613)
Effect of changes in exchange rates (OCI)	141	(1,629)	12,858	773	12,002
Balance at end of the year	397,538	61,634	224,698	9,549	295,881